Segment information - Summary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment information
Net sales	€ 19,220	€ 21,138	€ 23,761
Operating profit/(loss)	1,999	1,661	2,299
Share of results of associates and joint ventures	7	(39)	(26)
Financial income and expenses	85	(153)	(104)
Profit before tax	2,091	1,469	2,169
Depreciation and amortization	(973)	(1,012)	(1,073)
Network Infrastructure
Segment information
Net sales	6,518	6,917	7,897
Mobile Networks
Segment information
Net sales	7,725	9,797	10,671
Cloud and Network Services
Segment information
Net sales	3,022	3,220	3,351
Nokia Technologies
Segment information
Net sales	1,928	1,085	1,595
Group Common and Other
Segment information
Net sales	27	119	248
Operating segments
Segment information
Operating profit/(loss)	2,619	2,337	3,076
Operating segments | Network Infrastructure
Segment information
Net sales	6,517	6,919	7,894
Operating profit/(loss)	761	1,016	1,069
Share of results of associates and joint ventures	0	0	0
Depreciation and amortization	(167)	(171)	(176)
Operating segments | IP networks
Segment information
Net sales	2,583	2,606	3,063
Operating segments | Optical networks
Segment information
Net sales	1,636	1,942	1,891
Operating segments | Fixed networks
Segment information
Net sales	2,299	2,369	2,943
Operating segments | Mobile Networks
Segment information
Net sales	7,721	9,791	10,658
Operating profit/(loss)	409	723	940
Share of results of associates and joint ventures	1	(30)	(11)
Depreciation and amortization	(369)	(366)	(347)
Operating segments | Cloud and Network Services
Segment information
Net sales	3,021	3,219	3,350
Operating profit/(loss)	249	255	177
Share of results of associates and joint ventures	7	7	6
Depreciation and amortization	(75)	(81)	(91)
Operating segments | Nokia Technologies
Segment information
Net sales	1,928	1,085	1,583
Operating profit/(loss)	1,514	734	1,208
Share of results of associates and joint ventures	(1)	12	(8)
Depreciation and amortization	(32)	(39)	(34)
Operating segments | Group Common and Other
Segment information
Net sales	33	124	276
Operating profit/(loss)	(314)	(391)	(318)
Share of results of associates and joint ventures	0	0	0
Depreciation and amortization	(16)	(14)	(28)
Elimination of intersegment amounts
Segment information
Net sales	0	0	0
Operating profit/(loss)	(620)	(676)	(777)
Share of results of associates and joint ventures	0	(28)	(13)
Depreciation and amortization	314	341	397
Elimination of intersegment amounts | Network Infrastructure
Segment information
Net sales	1	(2)	3
Elimination of intersegment amounts | Mobile Networks
Segment information
Net sales	4	6	13
Elimination of intersegment amounts | Cloud and Network Services
Segment information
Net sales	1	1	1
Elimination of intersegment amounts | Nokia Technologies
Segment information
Net sales	0	0	12
Elimination of intersegment amounts | Group Common and Other
Segment information
Net sales	1	6	19
Elimination of intersegment amounts | Other segments
Segment information
Net sales	€ (7)	€ (11)	€ (48)